UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	06/30/2011

FORM N-CSR

Item 1.                        Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Information About the Renewal of the Fund’s Investment Management Agreement
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
California Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC California Municipal Money Market Fund, covering the 12-month period from July 1, 2010, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although the second half of 2010 ended on an optimistic note amid encouraging economic data, by midyear 2011 investors returned to a more cautious outlook.The U.S. and global economies continued to grow over the first six months of the year, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment.As a result, the Federal Reserve Board left short-term interest rates unchanged at historically low levels, and money market yields remained near zero percent.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2010, through June 30, 2011, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended June 30, 2011, Dreyfus BASIC California Municipal Money Market Fund produced a yield of 0.01%. Taking into account the effects of compounding, the fund produced an effective yield of 0.01%.1

Although investors grew more optimistic about the economy and yields of longer-term municipal bonds climbed toward the end of 2010, yields of short-term municipal money market instruments remained anchored near zero percent throughout the reporting period by a historically low federal funds rate.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal bond obligations that provide income exempt from federal and California state personal income taxes.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if they become available.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral average weighted maturity.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Low Yields Persisted Despite Shifting Economic Sentiment

The reporting period began and ended amid economic concerns stemming from persistently high U.S. unemployment, troubled housing markets and a sovereign debt crisis in Europe. However, economic sentiment had improved dramatically in the fall of 2010, when the Federal Reserve Board (the “Fed”) announced new measures designed to stimulate greater economic growth through a new round of quantitative easing. Investors responded positively in the fall to this renewed commitment to avoiding a double-dip recession, and they began to look forward to better economic conditions. Greater economic optimism also was reinforced by improved hiring activity and consumer spending through the first quarter of 2011. It wasn’t until late April that investor sentiment began to deteriorate in earnest, when Greece again appeared headed toward default on its sovereign debt, U.S. economic data proved disappointing and a contentious debate regarding government spending and borrowing intensified.

Throughout a year characterized by changing economic sentiment, the Fed maintained its aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

The supply of newly issued municipal money market instruments also stayed relatively steady during the reporting period. New issuance was ample in December 2010, and the expiration of the Build America Bonds program at the end of the year had relatively little impact on issuance volumes over the first half of 2011. Meanwhile, demand for municipal money market instruments remained robust as individuals sought to shelter income from rising state taxes and institutional investors searched for alternatives to taxable money market instruments.

Like many states, California reduced spending to address its budget deficit during the reporting period. Although tax revenues remain below prerecession levels, receipts have trended up over the past year, and several banks have initiated programs providing municipal issuers with credit, a positive development that appears likely to continue.

4

Maintaining a Credit-Conscious Investment Posture

We maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper deemed creditworthy by our analysts. We also favored instruments backed by pledged tax appropriations or dedicated revenues. We generally shied away from general obligation debt and instruments issued by localities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages, as it has made little sense to us to incur the interest-rate risks that longer-dated instruments typically entail.

A Subpar Recovery Continues

Although the U.S. economy has continued to grow, a number of headwinds remain. Consequently, we currently see few signs that the Fed is prepared to raise short-term interest rates anytime soon, and we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we expect the supply of newly issued tax-exempt money market instruments to increase later in 2011, which could put upward pressure on yields.

July 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings, while rated in the highest rating category by one or more
NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC California Municipal Money Market Fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

Expenses paid per $1,000†	$1.98
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

Expenses paid per $1,000†	$2.01
Ending value (after expenses)	$1,022.81

† Expenses are equal to the fund’s annualized expense ratio of .40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011

Short-Term	Coupon	Maturity	Principal
Investments—105.3%	Rate (%)	Date	Amount ($)		Value ($)
California—98.0%
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of the West)	0.16	7/7/11	2,400,000	[a]	2,400,000
California,
GO Notes (Kindergarten-University)
(LOC: California State Teachers
Retirement System and
Citibank NA)	0.04	7/1/11	2,920,000	[a]	2,920,000
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/11	390,000		396,917
California Economic Development
Financing Authority, IDR
(Joseph Schmidt Confections,
Inc. Project) (LOC; BNP Paribas)	0.16	7/7/11	200,000	[a]	200,000
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.13	7/7/11	6,000,000	[a]	6,000,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.13	7/7/11	1,600,000	[a]	1,600,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.25	7/7/11	2,785,000	[a]	2,785,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California State
Teachers Retirement System)	0.16	7/7/11	1,650,000	[a]	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (California Academy
of Sciences, San Francisco,
California) (LOC; U.S. Bank NA)	0.03	7/1/11	1,300,000	[a]	1,300,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
JPMorgan Chase Bank)	0.10	7/1/11	3,310,000	[a]	3,310,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Pacific
Gas and Electric Company)
(LOC; Sumitomo Bank)	0.02	7/1/11	1,900,000	[a]	1,900,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.09	7/7/11	3,000,000	[a]	3,000,000
California Pollution Control
Financing Authority, SWDR
(Crown Disposal Company, Inc.
Project) (LOC; Union Bank NA)	0.14	7/7/11	2,825,000	[a]	2,825,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.18	7/7/11	1,900,000	[a]	1,900,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.18	7/7/11	2,730,000	[a]	2,730,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	0.18	7/7/11	1,920,000	[a]	1,920,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company,
Inc. Project) (LOC; Union Bank NA)	0.18	7/7/11	955,000	[a]	955,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.18	7/7/11	1,800,000	[a]	1,800,000
California School Cash Reserve
Program Authority, Revenue	2.50	1/31/12	5,000,000		5,043,460

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California School Cash Reserve
Program Authority, Revenue	2.00	2/1/12	2,100,000		2,116,464
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.13	7/7/11	700,000	[a]	700,000
California Statewide Communities
Development Authority,
Revenue (Rady Children’s
Hospital—San Diego)
(LOC; Wells Fargo Bank)	0.02	7/1/11	3,600,000	[a]	3,600,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	7/8/11	2,400,000		2,400,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.38	7/18/11	4,000,000		4,000,000
Dublin Unified School District,
GO Notes, TRAN	2.00	8/31/11	1,000,000		1,001,659
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.10	7/7/11	2,305,000	[a,b]	2,305,000
Irvine Assessment District Number
07-22, Limited Obligation
Improvement Bonds
(LOC; KBC Bank)	0.06	7/1/11	1,400,000	[a]	1,400,000
Los Angeles,
GO Notes, TRAN	2.50	3/30/12	1,000,000		1,015,660
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos
Community Development
Project) (Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.05	7/1/11	3,400,000	[a]	3,400,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.26	7/7/11	2,250,000	[a,b]	2,250,000
Puttable Floating Option Tax
Exempt Receipts (Sacramento
City Financing Authority,
Revenue, Refunding (Master
Lease Program Facilities)
(Liquidity Facility; Merrill
Lynch International Bank and
LOC; Bank of America)	0.21	7/7/11	1,000,000	[a,b]	1,000,000
Ravenswood City School District,
GO Notes, TRAN	1.75	7/1/11	1,600,000		1,600,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments)
(LOC; FNMA)	0.19	7/7/11	3,900,000	[a]	3,900,000
San Diego County and San Diego
County School Districts, Program
Note Participations, TRAN	2.00	4/30/12	3,300,000		3,339,006
San Jose Redevelopment Agency,
MFHR (101 San Fernando
Apartments) (Liquidity
Facility; Citibank NA and
LOC; Citibank NA)	0.17	7/7/11	4,225,000	[a,b]	4,225,000
Vacaville,
MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.10	7/7/11	400,000	[a]	400,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.16	7/7/11	1,000,000	[a]	1,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—7.3%
JPMorgan Chase Putters/Drivers
Trust (Puerto Rico
Commonwealth, Public
Improvement GO Notes)
(Liquidity Facility; JPMorgan
Chase Bank and LOC;
JPMorgan Chase Bank)	0.06	7/1/11	3,500,000	[a,b]	3,500,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.20	7/7/11	2,800,000	[a,b]	2,800,000

Total Investments (cost $90,588,166)			105.3%		90,588,166

Liabilities, Less Cash and Receivables			(5.3%)		(4,534,263)

Net Assets			100.0%		86,053,903

a Variable rate demand note—rate shown is the interest rate in effect at June 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, these securities amounted to $16,080,000 or 18.7% of net assets.

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	99.6
AAA,AA,Ac			Aaa,Aa,Ac		AAA,AA,Ac	.4
						100.0

†	Based on total investments.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

The Fund	13

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	90,588,166	90,588,166
Cash		4,872,100
Interest receivable		92,469
		95,552,735
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		24,467
Payable for investment securities purchased		9,471,145
Payable for shares of Beneficial Interest redeemed		3,217
Dividend payable		3
		9,498,832
Net Assets ($)		86,053,903
Composition of Net Assets ($):
Paid-in capital		86,053,728
Accumulated net realized gain (loss) on investments		175
Net Assets ($)		86,053,903
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		86,053,728
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Year Ended June 30, 2011

Investment Income ($):
Interest Income	422,463
Expenses:
Management fee—Note 2	474,980
Trustees’ fees—Note 2	5,237
Total Expenses	480,217
Less—reduction in expenses due to undertaking—Note 2	(57,608)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(5,237)
Net Expenses	417,372
Investment Income—Net	5,091
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	175
Net Increase in Net Assets Resulting from Operations	5,266

See notes to financial statements.

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,
	2011	2010
Operations ($):
Investment income—net	5,091	22,986
Net realized gain (loss) on investments	175	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,266	22,986
Dividends to Shareholders from ($):
Investment income—net	(5,091)	(23,789)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	273,610,145	374,184,052
Dividends reinvested	1,536	6,788
Cost of shares redeemed	(283,472,096)	(473,061,222)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,860,415)	(98,870,382)
Total Increase (Decrease) in Net Assets	(9,860,240)	(98,871,185)
Net Assets ($):
Beginning of Period	95,914,143	194,785,328
End of Period	86,053,903	95,914,143

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.010	.027	.032
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.010)	(.027)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.02	1.04	2.72	3.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.47	.49	.46	.45
Ratio of net expenses
to average net assets	.40	.41	.49	.45	.45
Ratio of net investment income
to average net assets	.00[b]	.02	1.08	2.57	3.16
Net Assets, end of period ($ x 1,000)	86,054	95,914	194,785	259,683	107,993

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective seeks to provide a high level of current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

18

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	90,588,166
Level 3—Significant Unobservable Inputs	—
Total	90,588,166
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of

20

the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended June 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At June 30, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2011 and June 30, 2010 were all tax-exempt income.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Trust directly to the

22

non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $57,608 during the period ended June 30, 2011.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $32,072, which are offset against an expense reimbursement currently in effect in the amount of $7,605.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustee and/or common officers, complies with Rule 17a-7 of the Act. During the period ended June 30, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $102,305,000 and $155,575,000, respectively.

The Fund	23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders The Dreyfus/Laurel Tax-Free Municipal Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC California Municipal Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments as of June 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC California Municipal Money Market Fund as of June 30, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 22, 2011

24

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2011 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are California residents, California personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2011 calendar year on Form 1099-INT, which will be mailed in early 2012.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2011, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

26

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the one-year period when the fund’s performance was at the Performance Group and Performance Universe medians.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fundís ìunitaryî fee structure, they noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver undertaken by Dreyfus.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of

28

economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

30

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 168 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

The Fund	33

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

34

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Distributor since October 1999.

The Fund	35

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Important Tax Information
25	Information About the Renewal of the Fund’s Investment Management Agreement
29	Board Members Information
31	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund, covering the 12-month period from July 1, 2010, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although the second half of 2010 ended on an optimistic note amid encouraging economic data, by midyear 2011 investors returned to a more cautious outlook.The U.S. and global economies continued to grow over the first six months of the year, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment.As a result, the Federal Reserve Board left short-term interest rates unchanged at historically low levels, and money market yields remained near zero percent.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2010, through June 30, 2011, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended June 30, 2011, Dreyfus BASIC Massachusetts Municipal Money Market Fund produced a yield of 0.00%. Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

Although investors grew more optimistic about the economy and yields of longer-term municipal bonds climbed toward the end of 2010, yields of short-term municipal money market instruments remained anchored near zero percent throughout the reporting period by a historically low federal funds rate.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, the fund normally invests substantially all of its assets in short-term high-quality municipal obligations that provide income exempt from federal and Massachusetts state personal income taxes.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if they become available.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral average weighted maturity.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Low Yields Persisted Despite Shifting Economic Sentiment

The reporting period began and ended amid economic concerns stemming from persistently high U.S. unemployment, troubled housing markets and a sovereign debt crisis in Europe. However, economic sentiment had improved dramatically in the fall of 2010, when the Federal Reserve Board (the “Fed”) announced new measures designed to stimulate greater economic growth through a new round of quantitative easing. Investors responded positively in the fall to this renewed commitment to avoiding a double-dip recession, and they began to look forward to better economic conditions. Greater economic optimism also was reinforced by improved hiring activity and consumer spending through the first quarter of 2011. It wasn’t until late April that investor sentiment began to deteriorate in earnest, when Greece again appeared headed toward default on its sovereign debt, U.S. economic data proved disappointing and a contentious debate regarding government spending and borrowing intensified.

Throughout a year characterized by changing economic sentiment, the Fed maintained its aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained at historic lows.

The supply of newly issued municipal money market instruments also stayed relatively steady during the reporting period. New issuance was ample in December 2010, and the expiration of the Build America Bonds program at the end of the year had relatively little impact on issuance volumes over the first half of 2011. Meanwhile, demand for municipal money market instruments remained robust as individuals sought to shelter income from rising state taxes and institutional investors searched for alternatives to taxable money market instruments.

Like many states, Massachusetts reduced spending and raised some taxes to bridge its budget deficit during the reporting period.Although tax revenues remain below prerecession levels, receipts have trended up over the past year, and several banks have initiated programs providing municipal issuers with credit, a positive development that appears likely to continue.

4

Maintaining a Credit-Conscious Investment Posture

We have maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper deemed creditworthy by our analysts. We also favored instruments backed by pledged tax appropriations or dedicated revenues. We generally shied away from general obligation debt and instruments issued by localities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages, as it has made little sense to us to incur the interest-rate risks that longer-dated instruments typically entail.

A Subpar Recovery Continues

Although the U.S. economy has continued to grow, a number of headwinds remain. Consequently, we currently see few signs that the Fed is prepared to raise short-term interest rates anytime soon, and we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we expect the supply of newly issued tax-exempt money market instruments to increase later in 2011, which could put upward pressure on yields.

July 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an agreement in which shareholders will be given at least
90 days’ notice prior to the time such absorption may be terminated. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Massachusetts Municipal Money Market Fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

Expenses paid per $1,000†	$1.29
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

Expenses paid per $1,000†	$1.30
Ending value (after expenses)	$1,023.51

† Expenses are equal to the fund’s annualized expense ratio of .26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011

Short-Term	Coupon	Maturity	Principal
Investments—93.6%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—89.1%
Easton,
GO Notes, BAN	1.25	8/26/11	1,400,000		1,401,619
Holyoke,
GO Notes, BAN	1.25	2/24/12	3,300,000		3,311,667
Lowell,
GO Notes, Refunding	4.00	12/15/11	875,000		887,901
Massachusetts,
GO Notes, Refunding	6.00	11/1/11	100,000		101,768
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; State Street Bank
and Trust Co.)	0.06	7/7/11	6,300,000	[a]	6,300,000
Massachusetts,
Special Obligation Refunding
Notes (Federal Highway Grant
Anticipation Note Program)	5.00	12/15/11	800,000		815,838
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue, Refunding	5.00	7/1/11	300,000		300,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Wells Fargo Bank)	0.06	7/7/11	4,000,000	[a]	4,000,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; Barclays Bank PLC)	0.03	7/7/11	500,000	[a]	500,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; Barclays Bank PLC)	0.03	7/7/11	6,350,000	[a]	6,350,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC; FHLB)	0.08	7/7/11	1,500,000	[a,b]	1,500,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.04	7/7/11	5,500,000	[a,b]	5,500,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
BNP Paribas)	0.06	7/7/11	2,900,000	[a,b]	2,900,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.04	7/7/11	2,445,000	[a,b]	2,445,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD Bank)	0.09	7/7/11	2,500,000	[a,b]	2,500,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)	0.09	7/7/11	3,800,000	[a,b]	3,800,000
Massachusetts Development Finance
Agency, Revenue (Justice
Resource Institute Issue)
(LOC; Bank of America)	0.10	7/7/11	1,920,000	[a]	1,920,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Whaling Museum Issue) (LOC;
Bank of America)	0.24	7/7/11	1,200,000	[a]	1,200,000
Massachusetts Development Finance
Agency, Revenue (Notre Dame
Health Care Center, Inc.
Issue) (LOC; KBC Bank)	0.21	7/7/11	2,200,000	[a]	2,200,000
Massachusetts Development Finance
Agency, Revenue
(The Marine Biological
Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.09	7/7/11	2,735,000	[a]	2,735,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.09	7/7/11	2,620,000	[a,b]	2,620,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	0.03	7/7/11	1,575,000	[a]	1,575,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Bank)	0.10	7/7/11	2,445,000	[a]	2,445,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.12	7/7/11	1,250,000	[a]	1,250,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	0.03	7/1/11	95,000	[a]	95,000
Massachusetts Health and
Educational Facilities Authority,
Revenue (Partners HealthCare
System Issue) (Prerefunded)	5.75	7/1/11	845,000	[c]	853,450
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue)
(LOC; Bank of America)	0.08	7/7/11	2,210,000	[a]	2,210,000
Massachusetts Water Pollution
Abatement Trust, Pool
Program Bonds	5.00	8/1/11	250,000		250,866
Massachusetts Water Pollution
Abatement Trust, Pool
Program Bonds	5.50	8/1/11	525,000		527,110
Massachusetts Water Pollution
Abatement Trust, State Revolving
Fund Revenue, Refunding	3.00	8/1/11	100,000		100,203
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Liquidity Facility;
Bank of Nova Scotia)	0.05	7/7/11	1,500,000	[a]	1,500,000
Massachusetts Water Resources
Authority, Subordinated
General Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.06	7/7/11	800,000	[a]	800,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
North Andover,
GO Notes (Municipal Purpose Loan)	3.00	1/15/12	375,000	379,786
Northampton,
GO Notes, BAN	1.50	2/10/12	1,380,100	1,387,201
Norwood,
GO Notes, BAN	1.50	1/18/12	2,200,000	2,212,055
Templeton,
GO Notes, BAN	1.25	11/2/11	600,000	600,906
U.S. Related—4.5%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.10	7/7/11	3,500,000[a,d]	3,500,000

Total Investments (cost $72,975,370)			93.6%	72,975,370
Cash and Receivables (Net)			6.4%	4,973,607
Net Assets			100.0%	77,948,977

a Variable rate demand note—rate shown is the interest rate in effect at June 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At June 30, 2011, the fund had $21,265,000 or 27.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, this security amounted to $3,500,000 or 4.5% of net assets.

10

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	91.4
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	7.8
Not Rated[f]		Not Rated[f]		Not Rated[f]	.8
					100.0

†	Based on total investments.
e	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	72,975,370	72,975,370
Cash		4,880,296
Interest receivable		104,696
		77,960,362
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		11,383
Dividend payable		2
		11,385
Net Assets ($)		77,948,977
Composition of Net Assets ($):
Paid-in capital		77,948,977
Net Assets ($)		77,948,977
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		77,960,062
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Year Ended June 30, 2011

Investment Income ($):
Interest Income	227,866
Expenses:
Management fee—Note 2	374,086
Trustees’ fees—Note 2	4,732
Total Expenses	378,818
Less—reduction in expenses due to undertaking—Note 2	(146,247)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(4,732)
Net Expenses	227,839
Investment Income—Net, representing net increase
in net assets resulting from operations	27

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,
	2011	2010
Operations ($):
Investment Income—Net, representing net increase
in net assets resulting from operations	27	34
Dividends to Shareholders from ($):
Investment income—net	(27)	(49)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	233,177,042	214,114,794
Dividends reinvested	1	3
Cost of shares redeemed	(248,014,228)	(254,135,177)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(14,837,185)	(40,020,380)
Total Increase (Decrease) in Net Assets	(14,837,185)	(40,020,395)
Net Assets ($):
Beginning of Period	92,786,162	132,806,557
End of Period	77,948,977	92,786,162
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.009	.026	.032
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.009)	(.026)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.95	2.59	3.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	.47	.49	.46	.46
Ratio of net expenses
to average net assets	.27	.32	.47	.45	.45
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.96	2.51	3.17
Net Assets, end of period ($ x 1,000)	77,949	92,786	132,807	179,231	162,062

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/LaurelTax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective seeks to provide a high level of current income exempt from federal and Massachusetts state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

18

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	72,975,370
Level 3—Significant Unobservable Inputs	—
Total	72,975,370
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended June 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At June 30, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2011 and June 30, 2010 were as follows: tax exempt income $27 and $34 and ordinary income $0 and $15, respectively.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of

20

non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $146,247 during the period ended June 30, 2011.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $28,868, which is offset against an expense reimbursement currently in effect in the amount of $17,485.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustee and/or common officers, complies with Rule 17a-7 of the Act. During the period ended June 30, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $43,240,000 and $44,975,000, respectively.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
The Dreyfus/Laurel Tax-Free Municipal Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments as of June 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Massachusetts Municipal Money Market Fund as of June 30, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 22, 2011

The Fund 23

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2011 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Massachusetts residents, Massachusetts personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2011 calendar year on Form 1099-INT, which will be mailed in early 2012.

24

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2011, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously at or below the Performance Group median and variously above, at and below the Performance Universe median for the various periods.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fundís ìunitaryî fee structure, they noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.The Board also considered the current fee waiver undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar

26

Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was generally satisfied with the fund’s relative perfor- mance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

28

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 168 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

The Fund	31

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

32

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Distributor since October 1999.

The Fund	33

For More Information

Dreyfus BASIC Massachusetts Municipal Money Market Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DMRXX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2011 MBSC Securities Corporation

0715AR0611

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Information About the Renewal of the Fund’s Investment Management Agreement
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
New York Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the 12-month period from July 1, 2010, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although the second half of 2010 ended on an optimistic note amid encouraging economic data, by midyear 2011 investors returned to a more cautious outlook.The U.S. and global economies continued to grow over the first six months of the year, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment.As a result, the Federal Reserve Board left short-term interest rates unchanged at historically low levels, and money market yields remained near zero percent.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2010, through June 30, 2011, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended June 30, 2011, Dreyfus BASIC New York Municipal Money Market Fund produced a yield of 0.00%. Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

Although investors grew more optimistic about the economy and yields of longer-term municipal bonds climbed toward the end of 2010, yields of short-term municipal money market instruments remained anchored near zero percent throughout the reporting period by a historically low federal funds rate.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, the fund normally invests substantially all of its assets in short-term high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in NewYork’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if such securities become available. This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

the fund’s weighted average maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral weighted average maturity.

Low Yields Persisted Despite Shifting Economic Sentiment

The reporting period began and ended amid economic concerns stemming from persistently high U.S. unemployment, troubled housing markets and a sovereign debt crisis in Europe. However, economic sentiment had improved dramatically in the fall of 2010, when the Federal Reserve Board (the “Fed”) announced new measures designed to stimulate greater economic growth through a new round of quantitative easing. Investors responded positively in the fall to this renewed commitment to avoiding a double-dip recession, and they began to look forward to better economic conditions. Greater economic optimism also was reinforced by improved hiring activity and consumer spending through the first quarter of 2011. It wasn’t until late April that investor sentiment began to deteriorate in earnest, when Greece again appeared headed toward default on its sovereign debt, U.S. economic data proved disappointing and a contentious debate regarding government spending and borrowing intensified.

Throughout a year characterized by changing economic sentiment, the Fed maintained its aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

The supply of newly issued municipal money market instruments also stayed relatively steady during the reporting period. New issuance was ample in December 2010, and the expiration of the Build America Bonds program at the end of the year had relatively little impact on issuance volumes over the first half of 2011. Meanwhile, demand for municipal money market instruments remained robust as individuals sought to shelter income from rising state taxes and institutional investors searched for alternatives to taxable money market instruments.

Like many states, New York reduced spending to address its budget deficit during the reporting period. Although tax revenues remain

4

below prerecession levels, receipts have trended up over the past year, and several banks have initiated programs providing municipal issuers with credit, a positive development that appears likely to continue.

Maintaining a Credit-Conscious Investment Posture

We maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper deemed creditworthy by our analysts. We also favored instruments backed by pledged tax appropriations or dedicated revenues. We generally shied away from general obligation debt and instruments issued by localities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages, as it has made little sense to us to incur the interest-rate risks that longer-dated instruments typically entail.

A Subpar Recovery Continues

Although the U.S. economy has continued to grow, a number of headwinds remain. Consequently, we currently see few signs that the Fed is prepared to raise short-term interest rates anytime soon, and we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we expect the supply of newly issued tax-exempt money market instruments to increase later in 2011, which could put upward pressure on yields.

July 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings, while rated in the highest rating category by one or more
NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for
non-NewYork residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New York Municipal Money Market Fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

Expenses paid per $1,000†	$1.98
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

Expenses paid per $1,000†	$2.01
Ending value (after expenses)	$1,022.81

† Expenses are equal to the fund’s annualized expense ratio of .40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011

Short-Term	Coupon	Maturity	Principal
Investments—101.1%	Rate (%)	Date	Amount ($)		Value ($)
New York—97.6%
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC; RBS
Citizens NA)	0.21	7/7/11	1,330,000	[a]	1,330,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Trust)	0.14	7/7/11	1,900,000	[a]	1,900,000
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility) (LOC;
U.S. Bank NA)	0.26	7/7/11	2,350,000	[a]	2,350,000
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.10	7/7/11	4,270,000	[a]	4,270,000
Elmira City School District,
GO Notes, BAN	1.75	2/15/12	4,000,000		4,014,758
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.45	7/7/11	2,595,000	[a]	2,595,000
Evans,
GO Notes, BAN	1.25	10/6/11	1,000,000		1,000,523
Forestville Central School
District, GO Notes, BAN	2.00	7/14/11	1,400,000		1,400,429
JPMorgan Chase Putter/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue, Refunding) (Liquidity
Facility; JPMorgan Chase Bank)	0.06	7/1/11	8,000,000	[a,b]	8,000,000
JPMorgan Chase Putters/Drivers
Trust (Suffolk County Water
Authority, GO Notes, BAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.06	7/1/11	2,000,000	[a,b]	2,000,000
Malone Central School District,
GO Notes, BAN	0.75	11/30/11	3,000,000		3,002,970

The Fund	7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Medina Central School District,
GO Notes, BAN	1.50	6/22/12	2,600,000		2,616,320
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.13	7/7/11	17,500,000	[a]	17,500,000
Mexico Central School District,
GO Notes, BAN	1.25	8/5/11	1,700,000		1,700,644
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.14	7/7/11	2,300,000	[a]	2,300,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.14	7/7/11	4,925,000	[a]	4,925,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions,
Inc. Facility) (LOC; M&T Trust)	1.30	7/7/11	45,000	[a]	45,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.19	7/7/11	4,800,000	[a]	4,800,000
New York City,
GO Notes	2.00	8/1/11	655,000		655,835
New York City,
GO Notes	5.00	8/1/11	450,000		451,589
New York City,
GO Notes (LOC; Bank of America)	0.08	7/7/11	11,000,000	[a]	11,000,000
New York City,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.05	7/1/11	2,100,000	[a]	2,100,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue
(Arverne by the Sea Project)
(LOC; TD Bank)	0.11	7/7/11	3,100,000	[a]	3,100,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.10	7/7/11	6,700,000	[a,b]	6,700,000
New York City Housing Development
Corporation, MFMR (20 Exchange
Place) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.13	7/7/11	2,915,000	[a]	2,915,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project)
(LOC; TD Bank)	0.11	7/7/11	3,000,000	[a]	3,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; TD Bank)	0.11	7/7/11	3,800,000	[a]	3,800,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; TD Bank)	0.24	7/7/11	2,745,000	[a]	2,745,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.25	7/7/11	4,340,000	[a]	4,340,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.05	7/1/11	2,400,000	[a]	2,400,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	2/1/12	10,000,000		10,000,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project)	0.42	1/19/12	4,000,000		4,000,000
New York Local Government
Assistance Corporation, GO
Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.09	7/7/11	11,100,000	[a]	11,100,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.09	7/7/11	3,600,000	[a]	3,600,000
New York State Thruway Authority,
General Revenue, BAN	2.50	7/15/11	100,000		100,058
New York State Thruway Authority,
General Revenue, BAN	3.00	7/15/11	6,410,000		6,415,885
New York State Thruway Authority,
General Revenue, BAN	4.00	7/15/11	350,000		350,402
Niagara Wheatfield Central School
District, GO Notes, RAN	1.25	9/30/11	1,000,000		1,001,174
Olean,
GO Notes, BAN	1.50	8/11/11	1,700,000		1,700,366
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	0.16	7/7/11	2,010,000	[a]	2,010,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Trust)	0.14	7/7/11	1,820,000	[a]	1,820,000
Port Authority of New York and New
Jersey, Equipment Notes	0.14	7/7/11	4,000,000	[a]	4,000,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.45	7/7/11	3,000,000	[a]	3,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.19	7/7/11	2,565,000	[a]	2,565,000
Salina,
GO Notes, BAN	1.50	6/22/12	1,500,000		1,510,593
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; RBS Citizens NA)	0.19	7/7/11	3,295,000	[a]	3,295,000
U.S. Related—3.5%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
Environmental Control Facilities
Revenue (Bristol-Myers Squibb
Company Project)	0.19	7/7/11	4,400,000	[a]	4,400,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.10	7/7/11	1,550,000	[a,b]	1,550,000

Total Investments (cost $171,376,546)			101.1%		171,376,546

Liabilities, Less Cash and Receivables			(1.1%)		(1,883,971)

Net Assets			100.0%		169,492,575

a Variable rate demand note—rate shown is the interest rate in effect at June 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2011, these securities amounted to $18,250,000 or 10.8% of net assets.

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	83.9
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	3.1
Not Rated[d]		Not Rated[d]		Not Rated[d]	13.0
					100.0

†	Based on total investments.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	13

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	171,376,546	171,376,546
Cash		3,841,415
Interest receivable		240,754
		175,458,715
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		44,959
Payable for investment securities purchased		5,918,022
Payable for shares of Beneficial Interest redeemed		3,157
Dividend payable		2
		5,966,140
Net Assets ($)		169,492,575
Composition of Net Assets ($):
Paid-in capital		169,492,575
Net Assets ($)		169,492,575
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		169,492,585
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Year Ended June 30, 2011

Investment Income ($):
Interest Income	824,074
Expenses:
Management fee—Note 2	885,260
Trustees’ fees—Note 2	10,670
Total Expenses	895,930
Less—reduction in expenses due to undertaking—Note 2	(66,610)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(10,670)
Net Expenses	818,650
Investment Income—Net, representing net increase
in net assets resulting from operations	5,424
See notes to financial statements.

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,
	2011	2010
Operations ($):
Investment Income—Net, representing net increase
in net assets resulting from operations	5,424	206,310
Dividends to Shareholders from ($):
Investment income—net	(5,424)	(206,310)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	210,379,233	216,031,548
Dividends reinvested	4,373	155,963
Cost of shares redeemed	(262,513,036)	(298,004,079)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(52,129,430)	(81,816,568)
Total Increase (Decrease) in Net Assets	(52,129,430)	(81,816,568)
Net Assets ($):
Beginning of Period	221,622,005	303,438,573
End of Period	169,492,575	221,622,005
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.013	.026	.032
Distributions:
Dividends from investment income—net	(.000)[a]	(.001)	(.013)	(.026)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.07	1.35	2.67	3.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	.47	.49	.46	.45
Ratio of net expenses
to average net assets	.42	.43	.48	.45	.45
Ratio of net investment income
to average net assets	.00[b]	.07	1.37	2.61	3.21
Net Assets, end of period ($ x 1,000)	169,493	221,622	303,439	364,121	321,893

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective seeks to provide a high level of current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

18

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those secu-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

rities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	171,376,546
Level 3—Significant Unobservable Inputs	—
Total	171,376,546
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the

20

extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended June 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At June 30, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2011 and June 30, 2010 were all tax-exempt income.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

22

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $66,610 during the period ended June 30, 2011.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $67,018, which are offset against an expense reimbursement currently in effect in the amount of $22,059.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustee and/or common officers, complies with Rule 17a-7 of the Act. During the period ended June 30, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $106,235,000 and $126,900,000, respectively.

The Fund	23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders The Dreyfus/Laurel Tax-Free Municipal Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC New York Municipal Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments as of June 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC New York Municipal Money Market Fund as of June 30, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 22, 2011

24

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2011 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York state and New York city personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2011 calendar year on Form 1099-INT, which will be mailed in early 2012.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2011, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

26

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the one-year period when the fund’s performance was below the Performance Group and Performance Universe medians by one basis point.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fundís ìunitaryî fee structure, they noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fundís total expenses were below the Expense Group and Expense Universe medians.The Board also considered the current fee waiver undertaken by Dreyfus.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having

28

achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was generally satisfied with the fund’s relative perfor- mance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

30

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 168 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

The Fund	33

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

34

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Distributor since October 1999.

The Fund	35

NOTES

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $78,330 in 2010 and $79,890 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,780 in 2010 and $6,780 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(c)  Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $6,780 in 2010 and $6,780 in 2011. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2010 and $0 in 2011.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $5,547,515 in 2010 and $11,603,000 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: 08/19/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: 08/19/2011

By: /s/ James Windels
James Windels Treasurer
Date: 08/19/2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)